Note 4 - Revenue and Segmental Information - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 39,036	$ 33,647	$ 32,250
AUSTRALIA
Statement Line Items [Line Items]
Revenue	37,889	31,985	5,705
UNITED STATES
Statement Line Items [Line Items]
Revenue	1,147	1,662	24,945
UNITED KINGDOM
Statement Line Items [Line Items]
Revenue			$ 1,600